Other Assets (Tables)	6 Months Ended
Jun. 30, 2026
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Schedule of Other Current Assets

Other current assets consisted of the following:

	June 30,	December 31,
	2026	2025
Support services asset (Note 8)	$4,209	$-
Bolt-on offerings asset (Note 8)	129	-
Other	404	131
Total other current assets	$4,742	$131

Schedule of Other Long Term Assets

Other long-term assets consisted of the following:

	June 30,	December 31,
	2026	2025
Support services asset (Note 8)	$18,104	$-
Bolt-on offerings asset (Note 8)	232	-
Total other long-term assets	$18,336	$-